Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (15,901,051)	$ (11,873,555)	$ (24,230,220)	$ (17,665,788)
Adjustments to reconcile net loss with cash flows from operations:
Depreciation and amortization expense	152,036	460,833	749,900	1,157,773
Stock-based compensation	1,895,711	4,499,107	8,870,168	6,702,797
(Gain) on extinguishment of notes payable				(971,522)
Warrants issued for services	438,000
Shares issued in lieu of interest	387,578	251,007	696,393
Amortization of debt discounts and issuance costs	689,305	210,722	595,783	237,435
Impairment losses			1,101,867	831,077
Gain(loss) from sale of discontinued operation	(216,069)		188,247
Loss on debt extinguishment	380,741
Conversion expense	7,476,000
Changes in operating assets and liabilities:
Accounts receivable	219,684	(11,230)	(234,962)	(92,905)
Net investment in direct financing lease				(23,806)
Other current assets			167,877	(277,191)
Inventory				9,745
Other assets	(136,564)	(295,233)
Accounts payable and accrued expenses	63,546	6,587	(669,294)	660,351
Deferred revenue	(22,211)	(153,363)	(117,689)	91,734
Other liabilities				(47,809)
Discontinued operations			87,530	626,555
Other accrued liabilities	290,000
Adjustments relating to discontinued operations	110,064	422,423
Net cash flows from operating activities	(4,173,230)	(6,482,702)	(12,794,400)	(8,761,554)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sale of discontinued operations, net of selling costs			146,728
Cash disposed of from the sale of a discontinued operation			(299,505)
Purchase of property and equipment		(7,978)	(7,027)
Purchase of property and equipment - discontinued operations		(16,159)	(16,159)	(90,036)
Purchase of intangible assets		(6,306)	(6,311)	(26,705)
Net cash flows from investing activities		(30,443)	(182,274)	(116,741)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of common stock, net of offering costs	6,383,641	3,146,940	3,146,940	10,282,998
Credit facility drawdown, net of issuance costs	543,760
Proceeds from issuance of convertible note payable, net of issuance costs		7,992,841	7,992,841
Proceeds from exercise of warrants			66,003	318,758
Proceeds from exercise of stock options				44,494
Proceeds from paycheck protection program				485,762
Principal payments on Convertible notes			(662,000)
Cash paid for working capital facility		(300,000)	(300,000)
Payments on notes payable - discontinued operations		(1,579)	(1,579)	(5,947)
Principal payments on capital lease obligation - discontinued operations		(10,582)	(10,582)	(39,232)
Net cash flows from financing activities	6,927,401	10,827,620	10,231,623	11,086,833
Effect of Foreign Currencies	(12,206)	(33,826)	(53,123)	64,168
Net Change in Cash	2,741,965	4,280,649	(2,798,174)	2,272,706
Cash, Beginning of the Period	3,237,106	5,767,276	5,767,276	3,506,171
Cash, Beginning of the Period - Discontinued Operations	2,703	270,707	270,707	259,106
Cash, End of the Period - Discontinued Operations		(340,380)	(2,703)	(270,707)
Cash, End of the Period	5,981,774	9,978,252	3,237,106	5,767,276
Supplemental Disclosure of Cash Flow Information:
Cash paid for interest			94,887	7,188
Cash paid for interest - discontinued operations	364			4,388
Cash paid for income taxes	3,255		7,670	11,739
Cash paid for income taxes - discontinued operations	1,254		5,627	1,149
Schedule of Non-cash Investing and Financing Activities:
Conversion of convertible notes to common stock	7,856,011
Conversion of credit facility borrowings into common stock	900,000
Warrants issued for services	438,000
Cashless option and warrant exercises		19	31	76
Common stock issued with convertible notes		91,757	91,757
Common stock for working capital facility		303,000	303,000
Warrants for services with the issuance of convertible debt		$ 449,474	449,474
Reclass from other assets to intangible assets				8,270
Settlement of accounts payable with issuance of common stock				349,376
Conversion of convertible note payable and accrued interest to common stock			$ 50,406	$ 6,232,340